Artisan Select Equity Fund Investment Objectives and Goals - Artisan Select Equity Fund	Nov. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Artisan Select Equity FundETF Shares: APNX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.